UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2016

Item 1. Report to Stockholders.

PORTFOLIO 21 GLOBAL EQUITY FUND

TRILLIUM SMALL/MID CAP FUND

ANNUAL REPORT

For the Year Ended

June 30, 2016

Disclosures

The information provided herein represents the opinion of the Portfolio Managers of the Portfolio 21 Global Equity Fund and Trillium Small/Mid Cap Fund (the “Funds”) and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities, which are subject to the risks of currency fluctuations, political and economic instability and differences in accounting methods. Investing in foreign securities is riskier than investing in domestic securities. The Funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Funds’ environmental policy could cause them to make or avoid investments that could result in the portfolios underperforming similar funds that do not have an environmental policy. There are no assurances that the Funds will achieve their objective and/or strategy.

The Funds’ holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedules of Investments in the report for complete portfolio holdings.

The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. Returns reported reflect the net total return index, which reinvests dividends after the deduction of withholding taxes, using a tax rate applicable to non- resident institutional investors who do not benefit from double taxation treaties.

Alpha is a measure of performance on a risk-adjusted basis. Alpha takes the volatility (price risk) of a mutual fund and compares its risk-adjusted performance to a benchmark index.  The excess return of the fund relative to the return of the benchmark index is a fund’s alpha.

MSCI ACWI Quality Index is based on the MSCI ACWI Index, its parent index, which includes large and mid cap stocks across 23 Developed Market (DM) and 23 Emerging Markets (EM) countries. The index aims to capture the performance of quality growth stocks by identifying stocks with high quality scores based on three main fundamental variables: high return on equity (ROE), stable year-over-year earnings growth and low financial leverage. The MSCI Quality Indexes complement existing MSCI Factor Indexes and can provide an effective diversification role in a portfolio of factor strategies.

EURO STOXX Index is Europe’s leading Blue-chip index for the Eurozone, provides a Blue-chip representation of supersector leaders in the Eurozone.

The S&P 1000® Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form a benchmark for the mid- to small-cap segment of the U.S. equity market.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. This is not a forecast of the Funds’ future performance. Earnings growth for a Fund’s holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

The Funds are distributed by Quasar Distributors, LLC.

Table of Contents

Portfolio 21 Global Equity Fund

A Message to Our Shareholders	2

Country Allocation	6

Performance Chart and Analysis	7

Schedule of Investments	9

Trillium Small/Mid Cap Fund

A Message to Our Shareholders	13

Sector Allocation	16

Performance Chart and Analysis	17

Schedule of Investments	18

Expense Examples	22

Statements of Assets and Liabilities	24

Statements of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	31

Notes to Financial Statements	34

Report of Independent Registered Public Accounting Firm	47

Trustees and Executive Officers	48

Additional Information	52

Privacy Notice	55

Portfolio 21 Global Equity Fund

Dear Shareowners, Friends, and Clients,

We are pleased to report a strong 12-month performance period for the fossil fuel free Portfolio 21 Global Equity Fund (“Portfolio 21”), relative to the MSCI ACWI for the period ending June 30, 2016.

Performance Overview

Portfolio 21’s performance return over the past twelve months was positive at 0.34% for the Institutional Class, while the MSCI ACWI Index dropped more than 3% over the period.  Relative performance was driven by a “flight to quality” amid geopolitical volatility and global economic uncertainty.  The MSCI ACWI Quality Index significantly outperformed the broader MSCI ACWI Index over the past year.  In fact, “quality” has outperformed “junk” since mid-2014, after lagging the market rebound from the financial crisis in early 2009.  In the longer term, we have produced portfolio alpha over the 3, 5, 10-year, and since inception time periods, thanks to our multi-dimensional approach to evaluating risk and return opportunities.

Our bottom up approach to security selection provided the greatest contribution to robust relative performance over the past year.  International stock selection had the strongest impact on portfolio returns, with fund European holdings leading the charge.  As a group, European stocks in Portfolio 21 appreciated well over 5%, compared with a more than 10% decline in the EURO STOXX Index.  Jeronimo Martins, based in Portugal, and Svenska Cellulosa, based in Stockholm, both gained nearly 30%.  From a sector perspective, security selection was greatest within the technology space.  Mega-cap tech stocks including Alphabet, Samsung Electronics, and Cisco Systems significantly outperformed their peers.  Security selection also contributed positively to performance returns within the Consumer Discretionary, Financials, Utilities, Materials, Health Care and Telecommunication Services sectors.

Performance as of	6	1	3	5	10	Since
June 30, 2016 (Unaudited)	Months	Year	Year	Year	Year^	Inception^
Retail (PORTX)	0.86	0.11	5.43	4.88	4.51	4.82
Institutional (PORIX)	0.95	0.34	5.73	5.17	4.81	5.12
MSCI ACWI	1.23	-3.73	6.03	5.38	4.26	3.82

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-853-1311.

^
PORIX performance reflects a blend of retail class shares (PORTX) and institutional class shares (PORIX) adjusted to reflect institutional class (PORIX) fees. PORTX performance is used from fund inception date, 9/30/99, until the launch of PORIX on 3/30/07. PORIX performance is used from 3/30/07 to date.

Gross Expense Ratio*
Class R	1.37%
Class I	1.08%

*	Gross expense ratio is from Portfolio 21’s prospectus dated October 31, 2015.

Environmental Performance

Portfolio 21 invests in industry leaders across the globe that are effectively addressing and mitigating their environmental impact. One such measure that we evaluate is carbon intensity, which can be quantified by computing the average emission rate of a given pollutant from a given source relative to the intensity of a specific activity.  Utilizing data from Trucost—a leading global research and environmental data provider—the carbon intensity of Portfolio 21 and its benchmark—the MSCI All Country World Index (ACWI)—was calculated for nine greenhouse gases and then converted into tons of carbon dioxide equivalents. At the close of 2015, Portfolio 21 achieved a 56% lower carbon footprint than the MSCI ACWI.

While low relative carbon intensity is an essential characteristic of companies held in Portfolio 21, we also consider other environmental impacts measures.  We measure and rate the impact companies have on water use, waste, land and water pollutants, air pollutants, and natural resource use. To determine the overall environmental impact of Portfolio 21 and its benchmark, Trucost weights a company’s environmental impact by revenue and the amount of environmental impact the company contributes to the portfolio based on Portfolio 21’s ownership share. The companies in the portfolio are then summed, creating the environmental impact apportioned to the portfolio. This is then normalized by the total revenue apportioned by each holding to create the data presented in the chart below. At the close of 2015, Portfolio 21 had a 44% lower environmental footprint than the MSCI ACWI.

Carbon/Environmental Footprint

	Portfolio 21	MSCI ACWI

Number of companies	93	2,397
Value of Holdings ($ MN)	414.13	414.13
Total Carbon Emissions (tCO2e)	32,880	101,011
Total Carbon Footprint (tCO2e/$mn)	137.18	314.07
Environmental costs apportioned
to holdings ($MN)	5.211	12.406
Total Environmental Footprint (per $MN)	2.17%	3.86%

   Source: Trucost

New Positions

We added several positions to Portfolio 21 during the last year, including BYD and Klabin.

BYD Co Ltd., an automobile company based in China, has committed to a “three green energy dream” that is comprised of solar power, energy storage, and “new energy” vehicles such as hybrid and electric vehicles, of which BYD is the global leader. This strategy provides solutions at each level of the power sector value chain including generation, distribution, storage, and usage. The company has also seen growth in domestic and foreign markets for photovoltaics and new energy vehicles, gaining attention particularly for its public transport product line. BYD has also continued innovating battery technologies by both increasing energy density while lowering cost. For all of these reasons, the company was the only Chinese new energy automobile enterprise to be invited to attend the United Nations Climate Change Conference, COP 21. It also adheres to China’s “Code on Corporate Governance Practices” and has several independent board members. BYD recently underwent programmatic changes with regard to its pay structure to align employee incentives with long-term capital appreciation and shareholder interest.

Klabin is a Brazil-based manufacturer of paper, packaging, and timber products.  The company’s environmental leadership within the Forest Products & Paper industry is demonstrated by the Forest Stewardship Council (FSC) certification of 100% of its forestlands.  Klabin was the first company in the Southern Hemisphere to be granted FSC certification in 1998 and is among a small number of companies in the industry to have chain-of-custody certification for its operations, products, and supply chain.  In addition, the company preserves approximately 40% of its forestlands as native woodlands to provide habitats for many threatened and endangered species.  Klabin sees climate change as the most serious threat to natural ecosystems.  The company has committed to using renewable energy and has a long-term goal of being energy self-sufficient.  Klabin also works to move policy makers and the business community to prioritize climate change initiatives and reduce greenhouse gas emissions.

Conclusion

The Portfolio 21 team continues to identify what we believe are the most attractive and highest quality long-term investment opportunities in the global public equity markets.  We research individual companies and industries in order to analyze specific risks and opportunities presented by environmental, social, and governance factors.  Our process seeks to identify the global leaders that are most capable of thriving in the global economy of the future, and we find impressive companies in most industries and economic sectors. With economic data continuing to remain tepid and the ultimate ramifications of the Central Bank-fueled asset inflation remaining unknown, we continue to stay invested in quality companies with strong balance sheets and a preference for reinvesting in their own businesses.

We look forward to the next twelve months, as we strive to deliver positive risk-adjusted returns and environmental impact for our shareholders.

Sincerely,

The Portfolio 21 Global Equity Fund Investment Management Team

Jim Madden	Tony Tursich
Portfolio Manager	Portfolio Manager

Portfolio 21 Global Equity Fund

COUNTRY ALLOCATION at June 30, 2016 (Unaudited)

	Portfolio Holdings	Percent of Net Assets

Australia	$ 8,651,751	2.0%
Brazil	4,267,667	1.0%
Canada	12,692,860	3.0%
China	2,898,396	0.7%
Denmark	15,065,487	3.5%
France	14,290,236	3.3%
Germany	12,462,963	2.9%
Hong Kong	10,294,530	2.4%
Indonesia	2,057,080	0.5%
Ireland	12,008,977	2.8%
Japan	26,635,697	6.2%
Netherlands	16,921,478	3.9%
Portugal	5,204,701	1.2%
South Africa	3,721,941	0.9%
South Korea	7,063,793	1.7%
Spain	14,751,532	3.4%
Sweden	8,845,283	2.1%
Switzerland	13,933,594	3.3%
Taiwan	6,032,900	1.4%
Turkey	2,167,344	0.5%
United Kingdom	20,257,460	4.7%
United States	208,074,745	48.5%
Other Assets in
Excess of Liabilities	472,669	0.1%
Total	$428,773,084	100.0%

Portfolio 21 Global Equity Fund – Retail Class
Value of $10,000 vs MSCI ACWI Index

Average Annual Returns for the periods ended June 30, 2016

	1 Year	5 Year	10 Year
Portfolio 21 Global Equity Fund –
Retail Class	0.11%	4.88%	4.51%
MSCI ACWI Index	-3.73%	5.38%	4.26%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 30, 2006, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-853-1311.

Portfolio 21 Global Equity Fund – Institutional Class
Value of $100,000 vs MSCI ACWI Index

Average Annual Returns for the periods ended June 30, 2016

			Since
			Inception
	1 Year	5 Year	3/30/2007
Portfolio 21 Global Equity Fund –
Institutional Class	0.34%	5.17%	3.06%
MSCI ACWI Index	-3.73%	5.38%	2.87%

This chart illustrates the performance of a hypothetical $100,000 investment made on March 30, 2007, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-853-1311.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2016

Shares		Value

COMMON STOCKS: 95.3%

Automobiles & Components: 2.7%
480,000	BYD Co. Ltd.
	(China) (a)	$2,898,396
100,000	Denso Corp. (Japan)	3,518,533
115,000	Johnson
	Controls, Inc.
	(United States)	5,089,900
		11,506,829

Banks: 8.1%
525,000	Banco Bilbao
	Vizcaya Argentaria
	SA (Spain)	3,007,976
2,500,000	Bank Rakyat
	Indonesia (Persero)
	Tbk PT (Indonesia)	2,057,081
275,000	DGB Financial
	Group
	(South Korea)	2,082,388
250,000	Hang Seng Bank Ltd.
	(Hong Kong)	4,288,204
447,420	New Resource
	Bank (United
	States) (a)(b)(c)	2,076,029
53,000	PNC Financial
	Services Group, Inc.
	(United States)	4,313,670
46,000	SVB Financial Group
	(United States) (a)	4,377,360
140,000	The Toronto
	Dominion Bank
	(Canada)	6,011,997
4,685,714	Turkiye Sinai
	Kalkinma Bankasi
	A/S (Turkey)	2,167,344
200,000	Westpac Banking
	Corp. (Australia)	4,435,117
		34,817,166

Capital Goods: 7.4%
155,000	Atlas Copco AB –
	Class A (Sweden)	4,025,683
11,000	Geberit AG
	(Switzerland)	4,166,387
125,000	Kingspan Group
	PLC (Ireland)	2,705,027
130,000	Koninklijke Philips
	Electronics NV
	(Netherlands)	3,228,729
275,000	Kubota Corp. (Japan)	3,719,465
225,000	Quanta Services,
	Inc. (United
	States) (a)	5,202,000
38,000	Rockwell
	Automation, Inc.
	(United States)	4,363,160
40,000	Siemens AG
	(Germany)	4,104,866
		31,515,317

Commercial & Professional Services: 3.4%
1,600,000	China Everbright
	International Ltd.
	(Hong Kong)	1,789,037
71,000	Intertek Group
	(United Kingdom)	3,308,141
57,000	Verisk Analytics,
	Inc. (United
	States) (a)	4,621,560
76,000	Waste
	Management, Inc.
	(United States)	5,036,520
		14,755,258

Consumer Durables & Apparel: 1.7%
15,000	Kering (France)	2,414,741
85,000	Nike, Inc.
	(United States)	4,692,000
		7,106,741

Consumer Services: 2.3%
240,000	Compass
	Group PLC
	(United Kingdom)	4,566,117
24,000	Panera Bread
	Co. – Class A
	(United States) (a)	5,086,560
		9,652,677

Diversified Financials: 3.1%
90,000	Bank of New York
	Mellon Corp.
	(United States)	3,496,500

The accompanying notes are an integral part of these financial statements.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2016, Continued

Shares		Value

Diversified Financials (Continued)
19,000	Intercontinental
	Exchange, Inc.
	(United States)	$4,863,240
65,000	MSCI, Inc.
	(United States)	5,012,800
		13,372,540

Energy: 1.2%
100,000	Koninnklijke Vopak
	NV (Netherlands)	4,977,970

Food, Beverage & Tobacco: 2.4%
65,000	Danone (France)	4,548,891
200,000	Darling
	Ingredients, Inc.
	(United States) (a)	2,980,000
60,000	WhiteWave Foods
	Co. (United
	States) (a)	2,816,400
		10,345,291

Food & Staples Retailing: 3.5%
55,000	CVS Health Corp.
	(United States)	5,265,700
330,000	Jeronimo Martins,
	SGPS, SA
	(Portugal)	5,204,700
100,000	United Natural
	Foods, Inc.
	(United States) (a)	4,680,000
		15,150,400

Health Care Equipment & Services: 2.9%
50,000	Coloplast A/S
	(Denmark)	3,742,731
55,000	Medtronic PLC
	(Ireland)	4,772,350
58,000	Sysmex Corp.
	(Japan)	3,993,791
		12,508,872

Household & Personal Products: 2.1%
18,000	L’Oreal (France)	3,446,176
120,000	Unilever NV
	(Netherlands)	5,581,179
		9,027,355

Insurance: 2.8%
27,000	Allianz SE
	(Germany)	3,851,768
85,000	MetLife, Inc.
	(United States)	3,385,550
40,000	The Travelers
	Companies, Inc.
	(United States)	4,761,600
		11,998,918

Materials: 7.6%
60,000	Ball Corp.
	(United States)	4,337,400
96,551	Croda International
	PLC (United
	Kingdom)	4,053,076
41,000	Ecolab, Inc.
	(United States)	4,862,600
94,444	Johnson Matthey PLC
	(United Kingdom)	3,542,351
400,000	Klabin SA (Brazil)	1,907,667
90,000	Novozymes A/S –
	Class B (Denmark)	4,321,880
42,000	Praxair, Inc.
	(United States)	4,720,380
150,000	Svenska Cellulosa
	AB – Class B
	(Sweden)	4,819,600
		32,564,954

Media: 1.1%
260,000	Reed Elsevier PLC
	(United Kingdom)	4,787,775

Pharmaceuticals, Biotechnology
& Life Sciences: 9.5%
19,000	Biogen, Inc.
	(United States) (a)	4,594,580
50,000	CSL Ltd. (Australia)	4,216,635
45,000	Gilead Sciences, Inc.
	(United States)	3,753,900
105,000	Merck & Co., Inc.
	(United States)	6,049,050
48,000	Novartis AG
	(Switzerland)	3,961,851
130,000	Novo-Nordisk A/S –
	Class B (Denmark)	7,000,877

The accompanying notes are an integral part of these financial statements.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2016, Continued

Shares		Value

Pharmaceuticals, Biotechnology
& Life Sciences (Continued)
22,000	Roche Holdings AG
	(Switzerland)	$5,805,356
38,000	Waters Corp.
	(United States) (a)	5,344,700
		40,726,949

Real Estate: 2.0%
170,000	Daiwa House
	Industry Co.
	Ltd. (Japan)	4,992,391
36,000	Jones Lang
	Lasalle, Inc.
	(United States)	3,508,200
		8,500,591

Retailing: 3.5%
76,000	The TJX
	Companies, Inc.
	(United States)	5,869,480
60,000	Tractor Supply Co.
	(United States)	5,470,800
650,000	Woolworths
	Holdings Ltd.
	(South Africa)	3,721,941
		15,062,221

Semiconductors & Semiconductor
Equipment: 4.3%
65,000	First Solar, Inc.
	(United States) (a)	3,151,200
40,000	NPX
	Semiconductors NV
	(Netherlands) (a)	3,133,600
4,000	Samsung Electronic
	Co. Ltd.
	(South Korea)	4,981,405
85,000	SunPower Corp.
	(United
	States) (a)(d)	1,316,650
230,000	Taiwan
	Semiconductor
	Manufacturing
	Company Ltd. SA –
	ADR (Taiwan)	6,032,900
		18,615,755

Software & Services: 10.4%
40,000	Accenture PLC
	(Ireland)	4,531,600
45,000	Adobe Systems, Inc.
	(United States) (a)	4,310,550
12,000	Alphabet, Inc. –
	Class A
	(United States) (a)	8,442,360
100,000	Amadeus IT
	Holding SA (Spain)	4,405,894
50,000	Ansys, Inc.
	(United States) (a)	4,537,500
40,000	Intuit, Inc.
	(United States)	4,464,400
115,000	PayPal Holdings, Inc.
	(United States) (a)	4,198,650
60,000	SAP SE (Germany)	4,506,329
69,000	Visa, Inc.
	(United States)	5,117,730
		44,515,013

Technology Hardware & Equipment: 3.4%
64,000	Apple, Inc.
	(United States)	6,118,400
188,000	Cisco Systems, Inc.
	(United States)	5,393,720
40,000	IPG Photonics Corp.
	(United States) (a)	3,200,000
		14,712,120

Telecommunication Services: 4.1%
65,000	BCE, Inc. (Canada)	3,076,048
365,000	China Mobile Ltd.
	(Hong Kong)	4,217,288
190,000	KDDI Corp. (Japan)	5,777,850
80,000	Verizon
	Communications,
	Inc.
	(United States)	4,467,200
		17,538,386

Transportation: 4.1%
28,000	Canadian Pacific
	Railway Ltd.
	(Canada)	3,604,814
50,000	East Japan Railway
	Co. (Japan)	4,633,667

The accompanying notes are an integral part of these financial statements.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2016, Continued

Shares		Value

Transportation (Continued)
70,000	Ryder Systems, Inc.
	(United States)	$4,279,800
45,000	United Parcel
	Service, Inc.
	(United States)	4,847,400
		17,365,681

Utilities: 1.7%
500,000	EDP Renovaveis
	SA (Spain)	3,763,497
40,000	Red Electrica
	Corporacion
	SA (Spain)	3,574,165
		7,337,662

TOTAL COMMON STOCKS
(Cost $343,241,128)		408,462,441

PREFERRED STOCKS: 0.5%

Banks: 0.5%
250,000	Itau Unibanco
	Holding SA (Brazil)	2,360,000
TOTAL PREFERRED STOCKS
(Cost $1,929,175)		2,360,000

REAL ESTATE INVESTMENT TRUSTS: 1.5%
110,000	Hannon Armstrong
	Sustainable
	Infrastructure
	Capital, Inc.
	(United States) (d)	2,376,000
15,000	Unibail–Rodamco
	SE (France)	3,880,428
		6,256,488
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $5,464,043)		6,256,428

SHORT-TERM INVESTMENTS: 2.3%

Money Market Funds: 2.3%
9,756,433	First American Prime
	Obligations Fund –
	Class Z, 0.270%
	(United States)^	9,756,433

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,756,433)		9,756,433

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING: 0.3%

Money Market Funds: 0.3%
1,465,113	First American Prime
	Obligations Fund –
	Class Z, 0.270%
	(United States)^	$1,465,113
TOTAL INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $1,465,113)		1,465,113
TOTAL INVESTMENTS IN
SECURITIES: 99.9%
(Cost $361,855,892)		428,300,415
Other Assets in Excess
of Liabilities: 0.1%		472,669
TOTAL NET ASSETS: 100.0%		$428,773,084

(a)	Non-income producing security.
(b)	All or a portion of this security is considered illiquid. As of June 30, 2016 the total market value of illiquid securities was $2,076,029 or 0.5% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)
This security or a portion of this security was out on loan at June 30, 2016.  As of June 30, 2016 the total market value of loaned securities was $1,443,884 or 0.3% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

^	Seven-day yield as of June 30, 2016.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

The accompanying notes are an integral part of these financial statements.

Trillium Small/Mid Cap Fund

Dear Shareowners, Friends, and Clients,

We are pleased to issue this first annual report for the Trillium Small/Mid Cap Fund (“SMID Fund”).

Performance overview

The SMID Fund underperformed its benchmark the S&P 1000® for the period August 31, 2015 through June 30, 2016.

During this reporting period, we saw slowing growth in China, a precipitous fall in oil prices, and the Brexit sell-off push investors into more defensive sectors, as well as higher yielding and higher capitalization companies.  While we emphasize a bottom up approach, we had a slight macro tilt that positioned the portfolio towards an expectation of a growing macro economy.  In addition, we also had individual stock selection issues, particularly in Financials, Information Technology, and Industrials.  Within Financials, which represented nearly half of the Fund’s relative underperformance for the period, we were positioned for rising rates, feeling even though the timing was uncertain, the downside was limited.  This was proven incorrect as despite a relatively healthy domestic economy, global issues pushed rates to historically low levels and investors shunned interest rate sensitive stocks.  Some of our holdings were hit very hard in this flight to safety, including WisdomTree Investments, SVB Financial, and Stifel Financial.

As of June 30, 2016, the portfolio contained 69 stocks representing all of the economic sectors comprising the S&P 1000® Index. Relative to the sector weights in the S&P 1000®, at June 30, 2016 the portfolio was overweight in the Consumer Staples, Healthcare, Industrials, Information Technology, and Telecommunication Services sectors. The portfolio was underweight in the Energy, Financials, Materials, and Utilities sectors.  We were essentially market weight in Consumer Discretionary.

While we have recently tilted the portfolio to be somewhat less interest rate sensitive, we are hesitant to make any large scale moves, as it feels like it is closing the barn door behind the horse.  We will continue to shift more defensively where we feel it is prudent and when it is in keeping with our investment style. We will also continue to monitor valuations; looking to take profits in our winners and reallocating the funds to names that we feel have been overly penalized by the swings in the market.

Performance as of	Since Inception
June 30, 2016 (Unaudited)	August 31, 2015
Institutional (TSMDX)	-2.60
S&P 1000®	6.92

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. Performance data current to the most recent month end may be obtained by calling 800-853-1311.  Performance data quoted does not reflect the 2.0% redemption fee on shares held less than 90 days.  If reflected, total returns would be reduced.

Expense Ratio*
Gross	1.32%
Net	0.98%

*
Gross expense ratio is from SMID Fund’s prospectus dated October 31, 2015. The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, and taxes) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Institutional Shares to 0.98% of the SMID Fund’s average daily net assets (the “Expense Caps”).  The Expense Caps are indefinite, but will remain in effect until at least July 30, 2017.

Environmental Performance

Utilizing data from MSCI, a leading ESG ratings provider we identified, at the close of 2015, the SMID Fund has a reported carbon intensity that is 53% less carbon intensive than its benchmark.

Carbon Intensity vs S&P 1000® Index

	TSMDX	S&P 1000

Number of companies	66	1001
Total Carbon Emissions (tCO2e)	357,262.45	499,866.10
Total Carbon Footprint (tCO2e/$mn)	109.89	208.56

   Source: MSCI

New Positions

We added several positions to SMID Fund during the last year, including Borg Warner and Five Prime Therapeutics.

Borg Warner is an auto components supplier that specializes in technologies to improve fuel economy and reduce emissions.  From a product perspective, turbochargers, engine timing systems, variable cam timing, and dual-clutch transmission modules are Borg Warner’s largest growth drivers.  The business is divided into two divisions, Engine and Drivetrain.  The growth of these efficiency technologies is being driven by two factors:  customer preference and increasing regulations.  Many of the key global auto markets, including the U.S and China, have stricter fuel emissions standards that will need to be met in the coming years and will be difficult to achieve without products such as those manufactured by Borg Warner.

Five Prime Therapeutics is a small cap, clinical-stage biotechnology (i.e. solely in research and development (R&D) phase, nothing commercialized) working to discover and develop protein based therapeutics to treat debilitating diseases. The company is largely focused on the fast growing, immuno-oncology (I/O) disease area, where treatments are increasingly being used in combination with other oncology drugs to improve treatment efficacy and safety. Five Prime has developed a differentiated drug discovery platform that has resulted in the company identifying over 5,700 human cell proteins, or roughly 95% of those in a human’s immune system. We believe the strengths and competitive advantages of Five Prime’s discovery platform and protein library have enabled it to enter into partnerships with highly respected, pharma and biotech companies such as 1) Bristol-Myers (BMY), the early leader in I/O drug discovery; 2) bluebird bio (BLUE), an early stage biotech focused on gene therapies to treat rare diseases; and 3) GlaxoSmithKline (GSK), an industry leader in respiratory diseases, but working to expand its therapeutic portfolio.  Five Prime is currently targeting treatments for melanoma, head and neck cancer, pancreatic cancer, colorectal cancer, glioblastoma (brain/spine) cancer, rare tumors in joints, gastric cancer, and mesothelioma, which all have significant unmet treatment needs.

Conclusion

We look forward to serving our shareholder over the next year, as we continue to emphasize portfolio names that are environmental, social, and governance leaders and use shareholder advocacy to push companies we invest in to improve on key issues including climate change, board diversity, and corporate responsibility disclosure.

Sincerely,

Laura McGonagle
Portfolio Manager

Trillium Small/Mid Cap Fund

SECTOR ALLOCATION at June 30, 2016 (Unaudited)

Percent of Net Assets

Consumer Discretionary	11.0%
Consumer Staples	5.1%
Energy	1.9%
Financials	22.9%
Health Care	10.1%
Industrials	15.9%
Information Technology	16.4%
Materials	5.7%
Short-Term Investments	5.9%
Telecommunication Services	0.7%
Utilities	4.6%
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%

Trillium Small/Mid Cap Fund
Value of $100,000 vs S&P 1000® Index

Returns for the period ended June 30, 2016

Since
Inception
8/31/2015
Trillium Small/Mid Cap Fund	-2.60%
S&P 1000® Index	6.92%

This chart illustrates the performance of a hypothetical $100,000 investment made on August 31, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends, but does not reflect redemption of fees.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-853-1311.

Trillium Small/Mid Cap Fund

SCHEDULE OF INVESTMENTS at June 30, 2016

Shares		Value

COMMON STOCKS: 85.6%

Automobiles & Components: 0.8%
936	BorgWarner, Inc.	$27,631

Banks: 7.1%
616	Eagle Bancorp, Inc. (a)	29,636
1,560	East West
	Bancorp, Inc.	53,321
825	First Republic Bank	57,741
535	SVB Financial
	Group (a)	50,911
3,661	Umpqua
	Holdings Corp.	56,635
		248,244

Capital Goods: 13.4%
203	Acuity Brands, Inc.	50,336
499	AO Smith Corp.	43,967
824	Donaldson Co., Inc.	28,313
964	Hexcel Corp.	40,141
774	Lincoln Electric
	Holdings, Inc.	45,728
708	Middleby Corp. (a)	81,598
2,104	Quanta Services,
	Inc. (a)	48,644
812	SolarCity Corp. (a)	19,431
867	Westinghouse Air
	Brake Technologies
	Corp.	60,889
1,055	Xylem, Inc.	47,106
		466,153

Commercial & Professional Services: 1.1%
2,553	Interface, Inc.	38,933

Consumer Durables & Apparel: 4.7%
1,019	Deckers Outdoor
	Corp. (a)	58,613
866	Lululemon
	Athletica, Inc. (a)	63,962
822	Newell Brands, Inc.	39,925
		162,500

Consumer Services: 2.0%
328	Panera Bread Co. –
	Class A (a)	69,516

Diversified Financials: 2.3%
1,541	Stifel Financial
	Corp. (a)	48,465
3,114	WisdomTree
	Investments, Inc.	30,486
		78,951

Energy: 1.9%
460	ONEOK, Inc.	21,827
2,364	Superior Energy
	Services, Inc.	43,521
		65,348

Food, Beverage & Tobacco: 1.3%
943	The WhiteWave
	Foods Co. (a)	44,264

Food & Staples Retailing: 2.6%
1,914	United Natural
	Foods, Inc. (a)	89,576

Health Care Equipment & Services: 5.0%
960	DENTSPLY
	Sirona, Inc.	59,558
1,918	Hologic, Inc. (a)	66,363
1,459	Omnicell, Inc. (a)	49,942
		175,863

Household & Personal Products: 1.2%
405	Church & Dwight
	Co., Inc.	41,670

Insurance: 4.5%
5,092	Genworth
	Financial, Inc. (a)	13,137
1,949	Horace Mann
	Educators Corp.	65,857
459	Reinsurance Group
	America, Inc.	44,518
530	WR Berkley Corp.	31,758
		155,270

Materials: 5.7%
1,143	Minerals
	Technologies, Inc.	64,922
3,426	Owens-Illinois, Inc. (a)	61,703
703	Sealed Air Corp.	32,317
785	Sonoco Products Co.	38,983
		197,925

The accompanying notes are an integral part of these financial statements.

Trillium Small/Mid Cap Fund

SCHEDULE OF INVESTMENTS at June 30, 2016, Continued

Shares		Value

Media: 2.2%
1,187	IMAX Corp. (a)	$34,993
827	John Wiley & Sons,
	Inc. – Class A	43,153
		78,146

Pharmaceuticals, Biotechnology
& Life Sciences: 4.4%
1,754	Cambrex Corp. (a)	90,734
398	Five Prime
	Therapeutics, Inc. (a)	16,457
330	Waters Corp. (a)	46,415
		153,606

Real Estate: 1.0%
1,345	CBRE Group, Inc. (a)	35,616

Retailing: 1.3%
483	Nordstrom, Inc.	18,378
2,190	Tailored Brands, Inc.	27,725
		46,103

Semiconductors & Semiconductor
Equipment: 4.2%
638	First Solar, Inc. (a)	30,930
1,418	Maxim Integrated
	Products, Inc.	50,608
805	NXP Semiconductors
	NV (a)	63,064
		144,602

Software & Services: 5.6%
566	ANSYS, Inc. (a)	51,365
1,077	LogMeIn, Inc. (a)	68,314
2,881	Zendesk, Inc. (a)	76,000
		195,679

Technology Hardware & Equipment: 6.6%
750	F5 Networks, Inc. (a)	85,380
583	IPG Photonics
	Corp. (a)	46,640
456	Palo Alto
	Networks, Inc. (a)	55,924
669	Rogers Corp. (a)	40,876
		228,820

Telecommunication Services: 0.7%
231	SBA Communications
	Corp. (a)	24,934

Transportation: 1.4%
596	JB Hunt Transport
	Services, Inc.	48,234

Utilities: 4.6%
1,269	Avista Corp.	56,851
469	ONE Gas, Inc.	31,231
1,645	Ormat Technologies,
	Inc.	71,985
		160,067

TOTAL COMMON STOCKS
(Cost $2,908,461)		2,977,651

REAL ESTATE INVESTMENT TRUSTS: 8.0%
1,454	Acadia Realty Trust	51,646
373	Camden Property Trust	32,981
3,013	Forest City Realty
	Trust, Inc.	67,220
1,513	Hannon Armstrong
	Sustainable
	Infrastructure
	Capital, Inc.	32,681
795	LTC Properties, Inc.	41,125
1,288	Tanger Factory
	Outlet Centers, Inc.	51,752
		277,405

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $244,813)		277,405

EXCHANGE TRADED FUNDS: 0.7%
642	PowerShares Dynamic
	Biotechnology
	& Genome
	Portfolio ETF	23,748

TOTAL EXCHANGE TRADED FUNDS
(Cost $27,309)		23,748

The accompanying notes are an integral part of these financial statements.

Trillium Small/Mid Cap Fund

SCHEDULE OF INVESTMENTS at June 30, 2016, Continued

Shares		Value

SHORT-TERM INVESTMENTS: 5.9%

Money Market Funds: 5.9%
205,668	First American Prime
	Obligations Fund –
	Class Z, 0.270%^	$205,668

TOTAL SHORT-TERM INVESTMENTS
(Cost $205,668)		205,668

TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $3,386,251)		3,484,472
Liabilities in Excess of
Other Assets: (0.2)%		(7,276)
TOTAL NET ASSETS: 100.0%		$3,477,196

(a)	Non-income producing security.
^	Seven-day yield as of June 30, 2016.
ETF	Exchange Traded Fund

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

The accompanying notes are an integral part of these financial statements.

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Trillium Mutual Funds

EXPENSE EXAMPLES (Unaudited)

As a shareholder of Portfolio 21 Global Equity Fund and Trillium Small/Mid Cap Fund (each a “Fund” and collectively “Funds”), you incur two types of costs (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees (Portfolio 21 Global Equity Fund only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/16 – 6/30/16).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. For SMID Fund you will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison  Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for

Trillium Mutual Funds

EXPENSE EXAMPLES (Unaudited), Continued

the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16*
Portfolio 21 Global Equity Fund
Retail Class Actual	$1,000.00	$1,008.60	$6.39
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.50	$6.42

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16*
Portfolio 21 Global Equity Fund
Institutional Class Actual	$1,000.00	$1,009.50	$5.35
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.54	$5.37

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16**
Trillium Small/Mid Cap Fund
Actual	$1,000.00	$1,016.70	$4.91
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.99	$4.92

*
Expenses are equal to the annualized net expense ratio for the most recent six-month period of 1.28% for the Retail Class and 1.07% for the Institutional Class multiplied by the average account value over the period multiplied by 182/366 (to reflect the one half-year period).

**
Expenses are equal to the annualized net expense ratio for the period of 0.98% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one half-year period).

Trillium Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2016

	Portfolio 21		Trillium
	Global		Small/Mid
	Equity Fund		Cap Fund
ASSETS
Investments in securities, at value
Unaffiliated securities (cost $359,887,244#
and $3,386,251)	$426,224,386	#	$3,484,472
Affiliated securities (cost $1,968,648 and $—)	2,076,029		—
Total Investments in securities, at value
(cost $361,855,892 and $3,386,251)	428,300,415		3,484,472
Receivables:
Dividends and interest	1,610,456		1,641
Fund shares sold	931,523		241
Securities lending income	1,267		—
Prepaid expenses	20,535		22,120
Due from adviser	—		15,349
Total assets	430,864,196		3,523,823

LIABILITIES
Payables:
Payable for collateral received
for securities loaned	1,465,113		—
Fund shares redeemed	87,674		—
Investment advisory fees, net	300,270		—
Administration fees	40,798		7,299
Custody fees	24,483		1,443
Fund accounting fees	17,403		5,410
Distribution fees	77,095		—
Transfer agent fees	18,273		3,412
Chief Compliance Officer fees	1,527		1,527
Trustee fees	5,010		2,944
Other accrued expenses	53,466		24,592
Total liabilities	2,091,112		46,627
NET ASSETS	$428,773,084		$3,477,196

COMPONENTS OF NET ASSETS
Paid-in capital	$353,172,528		$3,381,399
Undistributed net investment income	2,261,331		1,790
Undistributed (accumulated) net realized
gain (loss) on investments and
foreign currency transactions	6,960,774		(4,214)
Net unrealized appreciation on investments	66,444,523		98,221
Net unrealized depreciation on foreign currency
and translation of other assets and liabilities
in foreign currency	(66,072)		—
Net assets	$428,773,084		$3,477,196

#	Includes loaned securities with a market value of $1,443,884.

The accompanying notes are an integral part of these financial statements.

Trillium Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2016, Continued

	Portfolio 21	Trillium
	Global	Small/Mid
	Equity Fund	Cap Fund*
Retail Class:
Net Assets	$256,095,824	$—
Shares issued and outstanding (unlimited number
of shares authorized without par value)	7,305,444	—
Net asset value, offering price, and
redemption price per share	$35.06	$—

Institutional Class:
Net Assets	$172,677,260	$3,477,196
Shares issued and outstanding (unlimited number
of shares authorized without par value)	4,937,754	356,942
Net asset value, offering price, and
redemption price per share	$34.97	$9.74

*	Retail Class shares are not offered as of June 30, 2016.

The accompanying notes are an integral part of these financial statements.

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Trillium Mutual Funds

STATEMENTS OF OPERATIONS For the year/period ended June 30, 2016

	Portfolio 21	Trillium
	Global	Small/Mid
	Equity Fund	Cap Fund*
INVESTMENT INCOME
Dividends (net of foreign
withholding tax of $718,950 and $—)	$8,266,887	$17,295
Income from securities lending	49,592	—
Interest	12,021	199
Total investment income	8,328,500	17,494

EXPENSES (Note 3)
Investment advisory fees	3,803,840	12,018
Distribution fees – Retail Class	510,210	—
Administration fees	242,227	36,679
Transfer agent fees	229,742	19,325
Custody fees	141,591	6,910
Fund accounting fees	104,734	26,623
Registration fees	46,305	19,930
Reports to shareholders	34,975	2,132
Miscellaneous expenses	33,268	8,757
Audit fees	24,938	21,677
Trustee fees	18,202	9,852
Chief Compliance Officer fees	9,050	7,527
Legal fees	5,661	5,197
Insurance expense	3,177	966
Interest expense	2,129	—
Total expenses	5,210,049	177,593
Less: fees and expenses waived	—	(161,889)
Net expenses	5,210,049	15,704
Net investment income	3,118,451	1,790

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on unaffiliated investments
and foreign currency transactions	10,163,562	(4,214)
Net change in unrealized
appreciation/depreciation on:
Investments	(12,284,793)	98,221
Translation of other assets and
liabilities in foreign currency	(5,803)	—
Net unrealized appreciation/depreciation	(12,290,596)	98,221
Net realized and unrealized
gain (loss) on investments and
foreign currency transactions	(2,127,034)	94,007
Net increase in net assets
resulting from operations	$991,417	$95,797

*	Commenced operations on August 31, 2015. Information presented is for the period from August 31, 2015 to June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Portfolio 21 Global Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30,	June 30,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,118,451	$2,656,764
Net realized gain on unaffiliated investments
and foreign currency transactions	10,163,562	43,955,417
Net change in unrealized appreciation/depreciation
on investments and translation of other
assets and liabilities in foreign currency	(12,290,596)	(46,778,342)
Net increase (decrease) in
net assets resulting from operations	991,417	(166,161)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail Class	(1,115,254)	(2,213,536)
Institutional Class	(1,175,034)	(2,238,232)
From net realized gains
Retail Class	(13,467,782)	(30,052,964)
Institutional Class	(8,331,482)	(19,111,815)
Total distributions to shareholders	(24,089,552)	(53,616,547)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares –
Retail Class (a)	(4,486,248)	(4,434,743)
Net increase (decrease) in net assets derived
from net change in outstanding shares –
Institutional Class (b)	16,238,391	(2,105,698)
Total increase (decrease) in net assets
from capital share transactions	11,752,143	(6,540,441)
Total decrease in net assets	(11,345,992)	(60,323,149)

NET ASSETS
Beginning of year	440,119,076	500,442,225
End of year	$428,773,084	$440,119,076
Undistributed net investment income	$2,261,331	$1,742,455

The accompanying notes are an integral part of these financial statements.

Portfolio 21 Global Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	Summary of capital share transactions for Retail Class shares is as follows:

	Year Ended		Year Ended
	June 30, 2016		June 30, 2015
	Shares	Value	Shares	Value
Shares sold	1,061,761	$37,095,158	982,919	$38,042,776
Shares issued in
reinvestment
of distributions	401,624	13,727,517	820,000	29,807,011
Shares redeemed	(1,576,472)	(55,308,923)	(1,866,215)	(72,284,530)
Net decrease	(113,087)	$(4,486,248)	(63,296)	$(4,434,743)

(b)	Summary of capital share transactions for Institutional Class shares is as follows:

	Year Ended		Year Ended
	June 30, 2016		June 30, 2015
	Shares	Value	Shares	Value
Shares sold	1,434,678	$50,048,108	878,073	$34,420,567
Shares issued in
reinvestment
of distributions	247,758	8,438,633	519,725	18,834,842
Shares redeemed	(1,194,017)	(42,248,350)	(1,448,108)	(55,361,107)
Net increase (decrease)	488,419	$16,238,391	(50,310)	$(2,105,698)

The accompanying notes are an integral part of these financial statements.

Trillium Small/Mid Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
June 30,
2016*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,790
Net realized loss on investments	(4,214)
Change in net unrealized appreciation/depreciation
on investments and foreign currency	98,221
Net increase in net assets resulting from operations	95,797

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares – Institutional Class (a)	3,381,399
Total increase in net assets from capital share transactions	3,381,399
Total increase in net assets	3,477,196

NET ASSETS
Beginning of period	—
End of period	$3,477,196
Undistributed net investment income	$1,790

(a)	Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2016*

	Shares	Value
Shares sold	358,088	$3,392,494
Shares redeemed (b)	(1,146)	(11,095)
Net increase	356,942	$3,381,399

(b)	Net of redemption fees of $123.
*	Commenced operations on August 31, 2015. Information presented is for the period from August 31, 2015 to June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Portfolio 21 Global Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

Retail Class

	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value,
beginning of year	$37.11	$41.76	$35.79	$30.27	$33.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.22	0.18	0.32	0.27	0.25
Net realized and unrealized
gain (loss) on investments	(0.23)	(0.33)	5.84	5.58	(3.41)
Total from investment operations	(0.01)	(0.15)	6.16	5.85	(3.16)

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.31)	(0.19)	(0.33)	(0.24)
From net realized gain	(1.88)	(4.19)	—	—	—
Total distributions	(2.04)	(4.50)	(0.19)	(0.33)	(0.24)
Paid-in capital from
redemption fees	—	—	0.00 **	0.00 **	0.00 **
Net asset value, end of year	$35.06	$37.11	$41.76	$35.79	$30.27
Total return	0.11%	(0.14)%	17.24%	19.41%	(9.34)%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$256.1	$275.3	$312.5	$273.1	$235.5
Portfolio turnover rate	23%	36%	40%	27%	28%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Ratio of expenses
to average net assets	1.33%	1.40%	1.42%	1.44%	1.46%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Ratio of net investment income
to average net assets	0.63%	0.46%	0.82%	0.78%	0.83%

*	Average shares method.
**	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Portfolio 21 Global Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

Institutional Class

	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value,
beginning of year	$37.05	$41.77	$35.74	$30.23	$33.64

INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.32	0.29	0.46	0.36	0.37
Net realized and unrealized
gain (loss) on investments	(0.25)	(0.33)	5.82	5.58	(3.45)
Total from investment operations	0.07	(0.04)	6.28	5.94	(3.08)

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.49)	(0.25)	(0.43)	(0.33)
From net realized gain	(1.88)	(4.19)	—	—	—
Total distributions	(2.15)	(4.68)	(0.25)	(0.43)	(0.33)
Paid-in capital from
redemption fees	—	—	0.00 **	0.00 **	0.00 **
Net asset value, end of year	$34.97	$37.05	$41.77	$35.74	$30.23
Total return	0.34%	0.15%	17.61%	19.75%	(9.09)%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$172.7	$164.8	$188.0	$144.9	$132.3
Portfolio turnover rate	23%	36%	40%	27%	28%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Ratio of expenses
to average net assets	1.08%	1.10%	1.12%	1.14%	1.16%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Ratio of net investment income
to average net assets	0.91%	0.73%	1.17%	1.08%	1.21%

*	Average shares method.
**	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Trillium Small/Mid Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class

	Period Ended
	June 30, 2016*
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.01
Net realized and unrealized loss on investments	(0.27)
Total from investment operations	(0.26)
Redemption fees proceeds	0.00#
Net asset value, end of period	$9.74
Total return	(2.60	)%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$3.5
Portfolio turnover rate	11	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	11.08	%+
After fees waived and expenses absorbed	0.98	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(9.99	)%+
After fees waived and expenses absorbed	0.11	%+

*	Commenced operations on August 31, 2015. Information presented is for the period from August 31, 2015 to June 30, 2016.
**	Average shares method.
^	Not Annualized.
+	Annualized.
#	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016

NOTE 1 – ORGANIZATION

Portfolio 21 Global Equity Fund (“Portfolio 21”) and Trillium Small/Mid Cap Fund (“SMID Fund”) (the “Funds” together) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on September 30, 1999, and August 31, 2015, respectively.

Portfolio 21 and the SMID Fund have Retail and Institutional shares (Retail shares not currently offered for SMID Fund).  Institutional shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  Each class of shares has equal rights as to earnings and assets except that Retail shares bear Distribution fees.  Portfolio 21 Retail shares also bear Sub-Transfer Agent fees.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of Portfolio 21 is to seek long-term growth of capital.  It seeks to achieve its objective by investing primarily in common stocks of domestic and foreign companies of any size market capitalization that satisfy certain environmental responsibility criteria.  The investment objective of SMID Fund is to seek long-term capital appreciation, which it seeks by identifying companies that it believes are strategic leaders, based on business models that are believed to be superior and have the ability to create consistent earnings growth.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

For foreign securities traded on foreign exchanges the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by Portfolio 21.  The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of Portfolio 21’s securities traded on those foreign exchanges.  Portfolio 21 utilizes a confidence level when determining the use of the FVIS provided prices.  The confidence level is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists.  FVIS provides the confidence level for each security for which it provides a price.  If the FVIS provided price falls within the confidence level Portfolio 21 will value the particular security at that price.  If the FVIS provided price does not fall within the confidence level the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.  The SMID Fund does not hold foreign securities traded on foreign exchanges.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

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NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016.

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

Portfolio 21 Global Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$5,089,900	$6,416,929	$—	$11,506,829
Banks	16,779,056	18,038,110	—	34,817,166
Capital Goods	12,270,187	19,245,130	—	31,515,317
Commercial &
Professional Services	9,658,080	5,097,178	—	14,755,258
Consumer Durables & Apparel	4,692,000	2,414,741	—	7,106,741
Consumer Services	5,086,560	4,566,117	—	9,652,677
Diversified Financials	13,372,540	—	—	13,372,540
Energy	—	4,977,970	—	4,977,970
Food, Beverage & Tobacco	5,796,400	4,548,891	—	10,345,291
Food & Staples Retailing	9,945,700	5,204,700	—	15,150,400
Health Care
Equipment & Services	4,772,350	7,736,522	—	12,508,872
Household & Personal Products	5,581,179	3,446,176	—	9,027,355
Insurance	8,147,150	3,851,768	—	11,998,918
Materials	15,828,047	16,736,907	—	32,564,954
Media	—	4,787,775	—	4,787,775
Pharmaceuticals, Biotechnology
& Life Sciences	19,742,230	20,984,719	—	40,726,949
Real Estate	3,508,200	4,992,391	—	8,500,591
Retailing	11,340,280	3,721,941	—	15,062,221
Semiconductors &
Semiconductor Equipment	13,634,350	4,981,405	—	18,615,755
Software & Services	35,602,790	8,912,223	—	44,515,013
Technology Hardware
& Equipment	14,712,120	—	—	14,712,120
Telecommunication Services	7,543,248	9,995,138	—	17,538,386
Transportation	12,732,014	4,633,667	—	17,365,681
Utilities	—	7,337,662	—	7,337,662
Total Common Stocks	235,834,381	172,628,060	—	408,462,441
Preferred Stocks
Banks	2,360,000	—	—	2,360,000
Total Preferred Stocks	2,360,000	—	—	2,360,000
Real Estate Investment Trusts	2,376,000	3,880,428	—	6,256,428
Short-Term Investments	9,756,433	—	—	9,756,433
Investment Purchased with Cash
Proceeds from Securities Lending	1,465,113	—	—	1,465,113
Total Investments in Securities	$251,791,927	$176,508,488	$—	$428,300,415

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

Transfers into Level 2	$—
Transfers out of Level 2	(7,657,208)
Net transfers in and/or out of Level 2	$(7,657,208)
Transfers into Level 1	$7,657,208
Transfers out of Level 1	—
Net transfers in and/or out of Level 1	$7,657,208

Trillium Small/Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks^	$2,977,651	$—	$—	$2,977,651
Real Estate Investment Trusts^	277,405	—	—	277,405
Exchange Traded Funds	23,748	—	—	23,748
Short-Term Investments	205,668	—	—	205,668
Total Investments in Securities	$3,484,472	$—	$—	$3,484,472

^	See Schedule of Investments for industry breakout.

It is the Funds’ policy to recognize transfers between levels at the end of the Funds’ reporting period.

Transfers for Portfolio 21 were made out of Level 2 and into Level 1 as the securities were valued using a closing price.

There were no transfers into or out of Level 1 or 2 as of June 30, 2016 for SMID Fund.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “registered investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. At June 30, 2016 there were no post-October losses in the Funds.

At June 30, 2016, there were no capital loss carryovers for Portfolio 21 or SMID Fund.

As of June 30, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of June 30, 2016, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.  The Funds record a reclaim

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally, which are determined in accordance with income tax regulations, are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted (U.S. GAAP) in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities including estimated accrued expenses by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The offering and redemption price per share for the Funds are equal to each Fund’s net asset value per share.  SMID Fund charges a 2% redemption fee on shares held less than 90 days.  The fee is deducted from the redemption proceeds otherwise payable to the shareholder.  SMID Fund will retain the fee charged as paid-in-capital and such fees become part of SMID Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2016, the following adjustments were made:

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Portfolio 21 Global
Equity Fund	$(309,287)	$(4,635,645)	$4,944,932

J.
Recent Accounting Pronouncement.  In May 2015, the FASB issued ASU No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

K.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Trillium Asset Management, LLC (the “Adviser”), provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under each Agreement, the Adviser provides all investment advice, office space, certain administrative services, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.90% and 0.75% based upon the average daily net assets of Portfolio 21 and the SMID Fund, respectively.  The amount of investment advisory fees incurred by the Funds for the year ended June 30, 2016, is disclosed in the Statements of Operations.

The Adviser has contractually agreed to limit expenses for the SMID Fund by reducing all or a portion of its fees and reimbursing Fund expenses so that the Fund’s ratio of expenses to average net assets will not exceed 0.98% for the Institutional shares. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The Adviser is permitted to seek reimbursement from the SMID Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. For the year ended June 30, 2016, the Adviser waived $161,889 in fees in the SMID Fund.

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

As of June 30, 2016, the remaining cumulative amount the Adviser may be reimbursed was $161,889.

The Adviser may recapture a portion of the above no later than the dates as stated below:

Date of Expiration	Amount
June 30, 2019	$161,889

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the year ended June 30, 2016, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of USBFS.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Retail shares.  The Plan provides that each Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Retail shares.  No distribution fees are paid by Institutional shares.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Funds during the year ended June 30, 2016, are disclosed in the Statements of Operations.  As of June 30, 2016, the SMID Fund Retail shares are not offered.

Portfolio 21 has entered into Sub-Transfer Agent Arrangements (the “Arrangements”) with respect to Retail shares.  All Arrangements must be approved by the Board of Trustees.  For the year ended June 30, 2016, the Retail shares incurred $129,820 in Sub-Transfer Agent fees.  As the Transfer Agent for the Funds, USBFS was paid $99,922 and $19,325 for the year ended June 30, 2016, for Portfolio 21 and SMID Fund, respectively.

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

NOTE 4 – SECURITIES LENDING

Portfolio 21 may lend up to 33 1/3% securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

Portfolio 21 receives compensation in the form of fees and earns interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Portfolio 21 continues to receive interest payments or dividends on the securities loaned during the borrowing year.  Portfolio 21 has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2016, Portfolio 21 had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the Custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  Portfolio 21 could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although Portfolio 21 is indemnified from this risk by contract with the securities lending agent.

As of June 30, 2016, the market value of the securities on loan and payable on collateral due to broker were as follows:

Market Value of	Payable on
Securities on Loan	Collateral Received
$1,443,884	$1,465,113

Offsetting Assets and Liabilities.  Portfolio 21 is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow Portfolio 21 to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

The following is a summary of the arrangements subject to offsetting as of June 30, 2016:

Gross Amounts Not
Offset in the Statements
of Assets & Liabilities
		Gross	Net
		Amounts	Amounts
		Offset	Presented
		in the	in the
		Statements	Statement		Cash
	Gross	of Assets &	of Assets &	Financial	Collateral	Net
	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Liabilities
Securities
Lending	$1,465,113	$—	$1,465,113	$1,465,113	$—	$—

Portfolio 21 receives cash as collateral in return for securities lent as part of the securities lending program.  The collateral is invested in the First American Prime Obligations Fund – Class Z (a money market fund subject to Rule 2a-7 under the 1940 Act.) The Schedule of Investments for Portfolio 21 includes the particular cash collateral holding as of June 30, 2016.  The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The interest income earned by Portfolio 21 on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Statements of Operations.  Fees and interest income earned on collateral investments and recognized by Portfolio 21 during the year ended June 30, 2016 was $49,592.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended June 30, 2016, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Portfolio 21 Global Equity Fund	$96,205,350	$110,105,947
Trillium Small/Mid Cap Fund	3,437,380	219,693

There were no purchases or sales of long-term U.S. Government securities for the year ended June 30, 2016.

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Funds and the Adviser.  As of June 30, 2016, the market value of all securities of affiliated companies held in Portfolio 21 amounted to $2,076,029

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

representing 0.5% of net assets.  For the year ended June 30, 2016, Portfolio 21 had the following transactions with affiliated companies:

	Share			Share
	Balance			Balance	Realized		Value	Acqui-
	July 1,			June 30,	Gain	Dividend	June 30,	sition
Issuer	2015	Purchases	Sales	2016	(Loss)	Income	2016	Cost
New Resource
Bank	447,420	—	—	447,420	$—	$—	$2,076,029	$1,968,648
Total							$2,076,029	$1,968,648

As of June 30, 2016, there were no securities of affiliated companies held in SMID Fund.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio 21 tax character of distributions paid during the year ended June 30, 2016 and the year ended June 30, 2015, was as follows:

	June 30, 2016	June 30, 2015
Distributions paid from:
Ordinary Income	$2,634,274	$7,403,876
Long-Term Capital Gain	21,455,278	46,212,671

Distribution classifications may differ from the statement of changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The SMID Fund did not have any distributions during the period ended June 30, 2016.

As of June 30, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

Portfolio 21 Global Equity Fund
Cost of investments	$361,856,342
Gross tax unrealized appreciation	84,825,169
Gross tax unrealized depreciation	(18,381,096)
Net tax unrealized appreciation	66,444,073
Undistributed ordinary income	2,738,525
Undistributed long-term capital gain	6,484,030
Total distributable earnings	9,222,555
Other accumulated gain/(loss)	(66,072)
Total accumulated gain	$75,600,556

Trillium Mutual Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016, Continued

Trillium Small/Mid Cap Fund
Cost of investments	$3,392,112
Gross tax unrealized appreciation	276,954
Gross tax unrealized depreciation	(184,594)
Net tax unrealized appreciation	92,360
Undistributed ordinary income	2,897
Undistributed long-term capital gain	540
Total distributable earnings	3,437
Other accumulated gain/(loss)	—
Total accumulated gain	$95,797

The difference between book and tax-basis unrealized appreciation is attributable to wash sales.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to Portfolio 21 a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. At June 30, 2016, the maximum line of credit  was $20,000,000. During the year ended June 30, 2016, Portfolio 21 drew on the line of credit. For the period ended June 30, 2016, the average  interest rate on the outstanding balance for Portfolio 21 was 3.50%. Advances are not collateralized by a first lien against Portfolio 21’s assets. During the year ended June 30, 2016, the average daily balance for Portfolio 21 was $59,637. The maximum amount outstanding during the year ended June 30, 2016 was $3,033,000.  Interest expenses for the year ended June 30, 2016 are disclosed in the Statement of Operations. There was no line of credit payable balance in Portfolio 21 at June 30, 2016.

Trillium Mutual Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Trillium Mutual Funds and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Portfolio 21 Global Equity Fund and Trillium Small/Mid Cap Fund (the “Funds”), each a series of Professionally Managed Portfolios, as of June 30, 2016 and with respect to Portfolio 21 Global Equity Fund, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Trillium Small/Mid Cap Fund, the related statements of operations and changes in net assets, and the financial highlights for the period August 31, 2015 (commencement of operations) to June 30, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Portfolio 21 Global Equity Fund and Trillium Small/Mid Cap Fund, as of June 30, 2016, the results of their operations, changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 25, 2016

Trillium Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly,	2
(born 1943)	and	Term;	President, Talon		Director, PNC
c/o U.S. Bancorp	Trustee	Since	Industries, Inc.		Fund, Inc.
Fund Services, LLC		May 1991.	(business consulting);
2020 E. Financial Way			formerly, Executive
Suite 100			Vice President and
Glendora, CA 91741			Chief Operating
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	2	The Dana
(born 1939)		Term;	Consultant;		Foundation;
c/o U.S. Bancorp		Since	formerly, Chief		The Univ. of
Fund Services, LLC		May 1991.	Executive Officer,		Virginia Law
2020 E. Financial Way			Rockefeller Trust Co.,		School
Suite 100			(prior thereto Senior		Foundation.
Glendora, CA 91741			Vice President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international consumer
products conglomerate).

Trillium Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited), Continued

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	2	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Fund since 2013;		Direxion Funds
Fund Services, LLC		September	formerly, Senior		Trust, Direxion
2020 E. Financial Way		2011.	Vice President and		ETF Trust and
Suite 100			Chief Financial		Direxion
Glendora, CA 91741			Officer (and other		Variable Trust.
positions), U.S.
Bancorp Fund
Services, LLC
(1997 – 2013).

Carl A. Froebel	Trustee	Indefinite	Formerly President	2	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May 1991.	Data Services, Inc.
2020 E. Financial Way			(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant,	2	Independent
(born 1950)		Term;	since July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly, Executive		Managers Fund;
Fund Services, LLC		May 1991.	Vice President,		Trustee,
2020 E. Financial Way			Investment Company		Managers
Suite 100			Administration, LLC		AMG Fund,
Glendora, CA 91741			(mutual fund		Aston Fund;
			administrator).		Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Trillium Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited), Continued

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Senior Vice	Not	Not
(born 1975)		Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Bancorp Fund
Fund Services, LLC		April	Services, LLC,
615 East Michigan St.		2013.	since April 2005.
Milwaukee, WI 53202

James Matel	Assistant	Indefinite	Vice President	Not	Not
(born 1971)	Treasurer	Term;	(and other	Applicable.	Applicable.
c/o U.S. Bancorp		Since	positions), U.S.
Fund Services, LLC		June	Bancorp Fund
615 East Michigan St.		2006.	Services, LLC
Milwaukee, WI 53202			since July 1995.

Aaron J. Perkovich	Assistant	Indefinite	Vice President	Not	Not
(born 1973)	Treasurer	Term;	(and other	Applicable.	Applicable
c/o U.S. Bancorp		Since	positions), U.S.
Fund Services, LLC		May	Bancorp Fund
615 East Michigan St.		2014.	Services, LLC
Milwaukee, WI 53202			since June 2006.

Trillium Mutual Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited), Continued

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance
Fund Services, LLC	July 2011.	Officer (and
615 East Michigan St.	Anti-	Indefinite	other positions),
Milwaukee, WI 53202	Money	Term;	U.S. Bancorp Fund
	Laundering	Since	Services, LLC
	Officer	July 2011.	since August 2004.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other services within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Trillium Mutual Funds

FEDERAL TAX INFORMATION (Unaudited)

For the year ended June 30, 2016, Portfolio 21 earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Country	Taxes Withheld	Gross Dividend
Australia	0.0000	0.0221
Brazil	0.0003	0.0086
Canada	0.0034	0.0229
Denmark	0.0050	0.0332
France	0.0056	0.0374
Germany	0.0034	0.0228
Great Britain	0.0063	0.0420
Hong Kong	0.0050	0.0335
Ireland	0.0040	0.0748
Italy	0.0010	0.0362
Japan	0.0007	0.0048
Korea (South)	0.0000	0.0214
Netherlands	0.0049	0.0486
Portugal	0.0017	0.0100
South Africa	0.0048	0.0322
Spain	0.0043	0.0203
Sweden	0.0031	0.0205
Switzerland	0.0005	0.0034
Taiwan	0.0035	0.0174
United States	0.0000	0.2172

Trillium Mutual Funds

NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended June 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from the net investment income designated as the qualified dividend income was as follows:

Portfolio 21 Global Equity Fund	100%
Trillium Small/Mid Cap Fund	0%

For corporate shareholders in the Funds, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2016, was as follows:

Portfolio 21 Global Equity Fund	50.80%
Trillium Small/Mid Cap Fund	0%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) the Funds was as follows:

Portfolio 21 Global Equity Fund	13.06%
Trillium Small/Mid Cap Fund	0%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (866) 209-1962. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (866) 209-1962. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Form N-Q is available upon request without charge by calling (866) 209-1962. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

Trillium Mutual Funds

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 209-1962. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.trilliummutualfunds.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents,  please call us at (866) 209-1962 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT ELECTRONIC DELIVERY OF DOCUMENTS (Unaudited)

The Funds are pleased to offer the convenience of viewing shareholder communications, including the Funds’ prospectuses, annual and semi-annual reports, and proxy statements online. Please go to www.trilliummutualfunds.com for more information or to sign up for this service.

Trillium Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non- public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Adviser
TRILLIUM ASSET MANAGEMENT, LLC
Two Financial Center 60 South Street, Suite 1100
Boston, Massachusetts 02111

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Portfolio 21 Global Equity Fund – Retail Class
Symbol – PORTX   CUSIP – 742935588

Portfolio 21 Global Equity Fund – Institutional Class
Symbol – PORIX   CUSIP – 742935356

Trillium Small/Mid Cap Fund – Institutional Class
Symbol – TSMDX   CUSIP – 74316P785

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Portfolio 21 Global Equity Fund

	FYE 6/30/2016	FYE 6/30/2015
Audit Fees	$22,100	$21,700
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,600
All Other Fees	N/A	N/A

Trillium Small/Mid Cap Fund

	FYE 6/30/2016	FYE 6/30/2015
Audit Fees	$19,400	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2016	FYE 6/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Portfolio 21 Global Equity Fund

Non-Audit Related Fees	FYE 6/30/2016	FYE 6/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Trillium Small/Mid Cap Fund

Non-Audit Related Fees	FYE 6/30/2016	FYE 6/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    September 2, 2016

By (Signature and Title)                      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer/Principal Financial Officer

Date    August 31, 2016

* Print the name and title of each signing officer under his or her signature.